List of Directly or Indirectly Held Significant Subsidiaries (Parenthetical) (Details) - Toronto-Dominion Bank [member]	12 Months Ended
Oct. 31, 2021
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%